Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 278.7	$ 208.1
Cash in escrow	4.5	0.0
Unrestricted investments	6.3	15.4
Cash and deposits	289.5	223.5
Bank indebtedness	(4.7)	(19.5)
Cash and cash equivalents	$ 284.8	$ 204.0	$ 185.2